NATURE OF OPERATIONS	12 Months Ended
Jan. 31, 2022
Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

C21 Investments Inc. (the "Company" or "C21") was incorporated January 15, 1987, under the Company Act of British Columbia. The Company is a publicly traded company with its registered office is 1900-885 West Georgia Street, Vancouver, BC, V6C 3H4.

Pursuant to a change of business announced on January 29, 2018 to the Cannabis industry, the Company commenced acquiring and operating revenue-producing cannabis operations in the USA.

On June 15, 2018, the Company's common shares were delisted from the TSX Venture Exchange ("TSX-V") at the Company's request and on June 18, 2018 the Company commenced trading on the Canadian Securities Exchange ("CSE"), completed its change of business to the cannabis industry and commenced trading under the symbol CXXI. The Company registered its common shares in the United States and on May 6, 2019, its shares were cleared by the Financial Industry Regulatory Authority for trading on the OTC Markets platform under the U.S. trading symbol CXXIF. On September 28, 2020, the Company began trading on the OTCQB® Venture Market.

For the year ended January 31, 2021, the Company operated in two segments: recreational cannabis in Oregon, USA and recreational and medical cannabis in Nevada, USA (note 17). During the year ended January 31, 2022, the Company made the strategic decision to exit operations in Oregon. The comparative results of operations have been re-stated to present the operating results of the Oregon segment as discontinued operations. The Nevada segment remains engaged in the cultivation of and manufacturing of cannabis flower products, vape products and extract products for wholesale and retail sales.

At January 31, 2022, the Company had cash of $3,067,983, a working capital deficit of $4,444,076, and an accumulated deficit of $68,510,333. However, for the year ended January 31, 2022, the Company generated net income and positive cash flows from operations.

Management has taken several actions to ensure that the Company will continue as a going concern through January 31, 2023, including the closing of its operations in Oregon (note 4), selling the assets in Oregon, reducing headcount, and reducing discretionary expenditures. The Company is seeking additional financing in the form of debt which could consolidate existing debt on its balance sheet on more favorable terms. Management believes that these actions will enable the Company to continue as a going concern through August 15, 2023, one year from the date these consolidated financial statements were issued.

In the United States, 36 states, the District of Columbia, and four out of five U.S. territories allow the use of medical cannabis. The recreational adult-use of cannabis is legalized in 17 states, including Alaska, Arizona, California, Colorado, Illinois, Maine, Massachusetts, Michigan, Montana, Nevada, New Jersey, New Mexico, New York, Oregon, Vermont, Virginia, Washington, and the District of Columbia. At the federal level, however, cannabis currently remains a Schedule I controlled substance under the Federal Controlled Substances Act of 1970. Under U.S. federal law, a Schedule I drug or substance has a high potential for abuse, no accepted medical use in the United States, and a lack of accepted safety for the use of the drug under medical supervision. As such, even in those states in which marijuana is legalized under state law, the manufacture, importation, possession, use or distribution of cannabis remains illegal under U.S. federal law. This has created a dichotomy between state and federal law, whereby many states have elected to regulate and remove state-level penalties regarding a substance which is still illegal at the federal level. There remains uncertainty about the US federal government's position on cannabis with respect to cannabis-legal status. A change in its enforcement policies could impact the ability of the Company to continue as a going concern.